Audit Information	12 Months Ended
Dec. 31, 2025
Auditor Information [Abstract]
Auditor Name	PRICE WATERHOUSE & CO. S.R.L.
Auditor Firm ID	1349
Auditor Location	Buenos Aires, Argentina